Thomas R. Hiller

T +1 617 951 7439

thomas.hiller@ropesgray.com

July 23, 2024

VIA EDGAR AND ELECTRONIC MAIL

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Ms. Ashley Vroman-Lee

Re: Eaton Vance California Municipal Bond Fund (File No. 811-21147)

Eaton Vance New York Municipal Bond Fund (File No. 811-21148)

PREC14A Preliminary Proxy Statements filed on Schedule 14A Filed July 10, 2024

Dear Ms. Vroman-Lee:

Thank you for your oral comments provided on July 15, 2024, relating to the staff of the Securities and Exchange Commission’s review of the Preliminary Proxy Statement on Schedule 14A (the “Preliminary Proxy Statement”) of Eaton Vance California Municipal Bond Fund (“EVM”) and Eaton Vance New York Municipal Bond Fund (“ENX,” and together with EVM, the “Funds”). The staff’s comments are summarized below to the best of our understanding, followed by the Funds’ responses. Capitalized terms not otherwise defined herein have the meanings set forth in the Preliminary Proxy Statement.

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1.	Comment: Please supplementally address whether a Fund, its adviser, or any of the Fund’s affiliates have entered into a standstill agreement with respect to the Fund and a third party. If so, please provide us with a copy of such agreement or direct us to where the agreement is filed on EDGAR. It is our intention to review any such agreement, and we may have additional comments after doing so.

Response: The Funds were listed in Appendix A of the Standstill Agreement, dated as of February 28, 2019, by and between Eaton Vance Management and Karpus Management, Inc., available at: https://www.sec.gov/Archives/edgar/data/1176984/000094039419000635/exhibita1i_ex99zdi.htm. This agreement terminated as of March 27, 2022. The Funds were also listed in Appendix A of the Standstill Agreement, dated as of May 1, 2024, by and between Eaton Vance Management and Karpus Management, Inc., available at https://www.sec.gov/Archives/edgar/data/1176984/000094039424000768/exhibitdi_ex99zdi.htm.

2.	Regarding “Important Information About Your Vote—Will my vote make a difference?”:

a.	The staff notes the following statement: “Saba is a known activist investor with a history of opportunistically targeting closed-end funds to seek short-term profits for itself and its clients at the expense of the funds’ long-term shareholders.”

i.	Comment: Please explain how this statement is not materially misleading under Rule 14a-9 or otherwise delete or disclose the factual basis for all the statements. Please also consider rephrasing this statement as the Board’s opinion.

Response: The Funds believe the above-mentioned statement is supported by the factual information provided in the Preliminary Proxy Statement. Additionally, the Funds respectfully note that Saba Capital Management, L.P. publicly markets its strategies with respect to closed-end funds on its website, stating on https://www.sabacapital.com/our-strategies/: “Saba selectively pursues an activist approach where corporate actions may be an effective tool to unlock shareholder value and monetize the discount to NAV.” Saba also advertises on its website that it received an Institutional Investor Hedge Fund Industry Award for “2024 Activist Hedge Fund Manager of the Year.” Nonetheless, the Funds will revise the above-mentioned statement as follows (additions in bold/underline and deletions in strike-through):

Saba is a known activist investor with an extensive activist campaign history, as further described in the proxy statement. Given Saba’s activist campaign history, the Board believes Saba opportunistically targets ~~with a history of opportunistically targeting~~ closed-end funds to seek short-term profits for itself and its clients at the expense of the funds’ long-term shareholders

ii.	Comment: Please also disclose how Saba’s conduct with respect to other funds is specifically applicable to any actions Saba may take with respect to these Funds.

Response: The Funds will add the requested disclosure to the proxy statement. See Exhibit A.

b.	Comment: The staff notes the following statement: “For example, in two recent cases, Saba’s trustee nominees approved replacing a fund’s investment manager . . .” Please disclose these two recent cases and any relevant details.

Response: The Funds will add the requested disclosure to the proxy statement. See Exhibit A.

3.	Comment: The staff notes the following statement under “Important Information About Your Vote—What is the voting requirement for the proposal?”: “‘Broker non-votes,’ as described further under ‘Proxy Solicitation and Tabulation’ in the proxy statement, will count towards quorum.” Please explain how this use of uninstructed shares complies with NYSE Rule 452.10, given that the matter is contested.

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Response: The Funds will revise the third paragraph under “—What is the voting requirement for the proposal” as follows:

Given that this is a contested proxy solicitation with respect to the Board Nominees, each Fund expects that broker-dealers that are the record holder of shares for their customers will not be permitted by the rules of the NYSE American to vote on the proposal on behalf of their customers and beneficial owners in the absence of voting instructions from such customers and beneficial owners. Accordingly, each Fund does not expect to receive any “broker non-votes,” as described further under “Proxy Solicitation and Tabulation” in the proxy statement. ~~“Broker non-votes,” as described further under “Proxy Solicitation and Tabulation” in the proxy statement, will count towards quorum. It will also reduce the likelihood of any nominee receiving the affirmative vote of a majority of eligible shares outstanding in this contested election.~~

4.	Regarding “Important Information About Your Vote—What other information should I know in deciding how to vote?”:

a.	Comment: The staff notes the statement: “Notwithstanding its various assertions, Saba is well-aware that closed-end fund discounts are impacted by a range of factors . . .” Please either remove the phrase “Saba is well-aware,” provide explicit evidence of this assertion or rephrase this statement as the Board’s opinion.

Response: The Funds believe the above-mentioned phrase is in compliance with Rule 14a-9 and respectfully note that the Saba Funds’ website (https://www.sabacef.com/) includes the following disclosure under “Important Risk Information”:

Unlike open-end funds, shares are not continually offered. Like other public companies, closed-end funds have a one-time initial public offering, and once their shares are first issued, are generally bought and sold through non-affiliated broker/dealers and trade on nationally recognized stock exchanges. Share prices will fluctuate with market conditions and, at the time of sale, may be worth more or less than your original investment. Shares of exchange-traded closed-end funds may trade at a discount or premium to their original offering price, and often trade at a discount to their net asset value. Investment return, market price and net asset value will fluctuate with changes in market conditions. (emphasis added)

Nonetheless, the Funds will revise the above-mentioned statement as follows (additions in bold/underline and deletions in strike-through):

Notwithstanding ~~its~~ Saba’s various assertions, ~~Saba is well-aware that~~ closed-end fund discounts are impacted by a range of factors, some of which are outside of a fund’s control, and ~~that~~ there is no simple mechanism for eliminating a fund’s discount over the long-term.

b.	Comment: The staff notes the statement: “Saba is not interested in improving Fund governance, but rather capturing a short-term profit at the expense of long-term Fund shareholders.” Please explain how this statement is not materially misleading under Rule 14a-9 or otherwise delete or disclose the factual basis for all the statements. Please also consider rephrasing this statement as the Board’s opinion.

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Response: The Funds will revise the above-mentioned statement as follows (additions in bold/underline and deletions in strike-through) to clarify that it is a statement of opinion:

Given Saba’s extensive activist campaign history and the resulting changes to certain funds following those campaigns as discussed elsewhere in the proxy statement, each Board does not believe that Saba is ~~not~~ interested in improving Fund governance, but rather is trying to capture ~~capturing~~ a short-term profit for itself and its clients at the expense of long-term Fund shareholders.

5.	Comment: The staff notes the disclosure on page 2 stating that each Board has fixed the number of Trustees at ten. Please supplementally explain to the staff what the Board would do in the event of a tie vote.

Response: Pursuant to Article V, Section 5 of each Fund’s Amended and Restated By-Laws, except as otherwise required by the Fund’s Declaration of Trust, By-Laws or by statute, a majority of Trustees in office shall be present to constitute a quorum for the transaction of business, and the act of a majority of the Trustees present at any meeting at which a quorum is present shall be the act of the Trustees. As such, in the event of a tie vote, the proposed action would not carry.

6.	Comment: The staff notes the third paragraph on page 5 (“Even though the Saba Nominees were not presented . . .”). The first sentence does not seem applicable to this paragraph. Please consider moving this sentence to the first paragraph on page 6 (“Each Governance Committee and the Board separately . . .”).

Response: The Funds will make the requested change.

7.	Regarding the first paragraph on page 6 (“Each Governance Committee and the Board separately . . .”):

a.	Comment: Please explain how the first sentence is not materially misleading under Rule 14a-9 or otherwise delete or provide the factual basis to support this assertion.

Response: The Funds believe that the above-mentioned statement is a statement of opinion based on each Governance Committee’s and the Board’s careful review of the various submissions and filings by Saba and is in compliance with Rule 14a-9. The Funds note that on May 10, 2024, the Saba Hedge Fund submitted to each Fund its notice of intent to nominate the Saba Nominees at the Annual Meeting and included information regarding the relevant professional background and experiences of the Saba Nominees (together, the “Notices of Intent”). Saba also filed its Preliminary Proxy Statement on May 24, 2024, as amended June 6, 2024, and its Definitive Proxy Statement on Schedule 14A on July 2, 2024 (such filings, the “Saba Filings”), which provided similar background information regarding the Saba Nominees. Each Governance Committee and the Board carefully reviewed the Notices of Intent and the Saba Filings with Fund management. While the Funds believe the above-mentioned statement appropriately summarizes each Governance Committee’s and the Board’s assessment of the qualifications of the Saba Nominees based on information available to them, the Funds will revise the first paragraph on page 6 as set forth in Exhibit A.

b.	With respect to the second sentence:

i.	Comment: Please explain to the staff the relevance of including such activism information in connection with an election of Trustees.

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Response: As discussed in the Funds’ response to Comment 2.a.i., Saba admittedly pursues an activist investment strategy of targeting closed-end funds based on the funds’ discount to NAV. Moreover, the Definitive Proxy Statements filed on Schedule 14A by Saba on July 2, 2024, specifically identified the Funds’ discount to NAV as the primary reasons for Saba’s nomination of the Saba Nominees:

We believe that the board of trustees of the Fund (the “Board”) needs fresh ideas and perspectives to address the Fund’s trading discount; we have therefore nominated a slate of highly qualified and independent Nominees for election to the Board, whose election will send a strong message that the Fund’s shareholders are not satisfied with the Fund’s management and their inability to address the Fund’s significant discount to net asset value. (emphasis added)

As discussed in detail in the Preliminary Proxy Statement, each Board has general oversight responsibility with respect to the business and affairs of each Fund. Accordingly, each Fund believes that it is critically important to provide its shareholders with information regarding Saba’s activist investment strategy in order for its shareholders to be able to fully evaluate the trustee nominees and consider any potential long-term consequences to the Fund in connection with the Annual Meeting. See also the Funds’ response to Comment 7.c. below.

ii.	Comment: Please explain to the staff the relevance of this information for the Fund (e.g., if the number of campaigns or proxy contests for other funds is relevant for this Fund or that Saba’s actions with respect to the funds means that Saba would take the same actions with respect to this fund).

Response: See response above.

iii.	Comment: Please disclose more background about FactSet Research Systems, Inc., including their business and their funding.

Response: The Funds will add the requested disclosure. See Exhibit A.

iv.	Comment: Please also disclose whether the Board considered this information and if so, why the Board considers this information to be relevant for the election of Trustees.

Response: The Funds will add the requested disclosure. See Exhibit A.

c.	Comment: With respect to the sixth sentence (“As of July 8, 2024 . . .”), please explain to the relevance of this information. Please also disclose whether the Board considered this information and if so, why the Board considers this information to be relevant for the election of Trustees.

Response: As discussed above, the Definitive Proxy Statements filed on Schedule 14A by Saba on July 2, 2024, specifically identified each Fund’s discount to NAV as the primary reasons for Saba’s nomination of the Saba Nominees. However, as the Funds note in the Preliminary Proxy Statement, closed-end fund discounts are impacted by a range of factors, and there is no simple mechanism for narrowing or eliminating a fund’s discount over the long-term. Saba too includes disclosure on its own website that closed-end funds “often trade at a discount to their net asset value.” The above-mentioned statement is intended to demonstrate that, despite efforts from management, including from an adviser such as Saba Capital whose investment thesis revolves around closed-end fund discounts, a closed-end fund may nonetheless trade at a discount to its NAV. See also Exhibit A.

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8.	Comment: Regarding the first sentence of the second paragraph on page 6, please either revise this sentence or otherwise explain the factual basis for implying that Saba would only act in its self-interest and in the interest of its clients.

Response: The Funds will revise the above-mentioned statement as follows:

Each Governance Committee and the Board seek to ensure that each Fund operates in a manner that protects and advances the interests of the Fund~~s~~ and all of ~~their~~its shareholders and ~~, not just the interests of Saba and its clients, which each Governance Committee and the Board believe~~believe that Saba’s interests are at odds with the Fund’s long-term objectives.

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We hope the foregoing responses adequately address the staff’s comments. Should you have any further questions or comments, please do not hesitate to contact me at (617) 951-7439.

Very truly yours,

/s/ Thomas R. Hiller

Thomas R. Hiller

cc: Sarah Clinton, Esq.

Jill Damon, Esq.

Nicholas Di Lorenzo, Esq.

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Exhibit A

Even though the Saba Nominees were not recommended by Saba to the Board as candidates for the Board’s consideration, before recommending the nomination of the Board Nominees, each Governance Committee reviewed with the Board the limited information provided to the respective Fund with respect to the Saba Nominees and the limited information available in public filings with respect to the Saba Nominees. Based on such information, each ~~Each~~ Governance Committee and the Board ~~separately~~ considered that the Saba Nominees (i) lack experience with the Funds and their service providers, (ii) appear to lack experience with comparable municipal bond funds from other sponsors, (iii) appear to have little or no experience with closed-end funds and the issues unique to U.S. registered closed-end funds, (iv) appear to have little or no experience with investment company governance under applicable U.S. federal and state laws, and (v) have been handpicked by Saba, who has a history of seeking short-term profits for itself and its clients at the expense of long-term fund shareholders. In particular, each Governance Committee and the Board considered recent data relating to Saba Capital Management, L.P.’s activist investment strategy obtained from FactSet Research Systems, Inc., a global financial digital platform and enterprise solutions provider that delivers data, analytics and technology used by business professionals and that is listed on the New York Stock Exchange and The Nasdaq Stock Market under the symbol “FDS,” in connection with evaluating potential short- and long-term impacts to the respective Fund in the event of a change in the Board composition. According to data obtained from FactSet Research Systems, Inc., as of March 31, 2024, Saba Capital Management, L.P. is an activist investor that frequently targets registered closed-end funds and, since it was founded in 2009, has engaged in 165 activist campaigns against registered closed-end funds, involving 113 Schedule 13D filings (disclosing a hostile action), 100 proxy contests, 52 precatory shareholder proposals, 73 proposed slates of director/trustee nominees, 36 publicly disclosed letters to a board of directors/trustees and/or management, 21 letters to shareholders and 22 lawsuits. In two recent cases relating to activist campaigns by Saba that focused on the funds’ discounts to NAV, Saba’s nominees approved replacing a fund’s investment manager with Saba management.1 Each Governance Committee and the Board observed that a common strategy employed by Saba is to criticize a closed-end fund’s discount to its NAV and observed that in the Definitive Proxy Statements on Form Schedule 14A filed by Saba on July 2, 2024, Saba similarly emphasized the Funds’ discount to NAV. Each Governance Committee and the Board noted that ~~However, as an active participant in the closed-end fund industry, Saba is well-aware that~~ shares of closed-end funds often trade at a discount to their NAV, which is a characteristic of listed closed-end funds that the Governance Committee and the Board expect active participants in the closed-end funds industry, such as Saba, to be well-aware of, and ~~that~~ there is no simple mechanism for narrowing or eliminating a fund’s discount over long-term periods. Each Governance Committee and the Board observed that as ~~As~~ of July 8, 2024, both closed-end funds that were taken over by Saba in 2021 and 2024 (together, the “Saba Funds”) are ~~each~~ trading at a discount to their NAV, with one fund trading at a 9.79% discount to NAV, despite each Saba Fund implementing actions in an attempt to narrow the fund’s discount. Moreover, the Saba Funds’ own websites include the following disclaimer: “Share prices will fluctuate with market conditions and, at the time of sale, may be worth more or less than your original investment. Shares of exchange-traded closed-end funds may trade at a discount or premium to their original offering price, and often trade at a discount to their net asset value. Investment return, market price and net asset value will fluctuate with changes in market conditions.”

1 See https://www.businesswire.com/news/home/20210525005585/en/Voya-Prime-Rate-Trust-Announces-Results-of-Special-Meeting-of-Shareholders and https://www.businesswire.com/news/home/20230825635490/en/Templeton-Global-Income-Fund%E2%80%99s-Board-of-Trustees-Selects-Saba-Capital-as-New-Investment-Adviser.

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